Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Schedule of Inventories
	December 31,
	2015	2014
	U.S. Dollars
Components	12,739	10,929
Work in process	6,453	5,575
Finished products *	10,386	9,622

	29,578	26,126

Balance Sheet Presentation of Inventories
	December 31,
	2015	2014
	U.S. Dollars
Current assets	27,599	24,650
Long-term assets (A)	1,979	1,476

	29,578	26,126